Investment Strategy - CAPITAL WORLD GROWTH & INCOME FUND	Jan. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

The fund invests primarily in common stocks of well-established companies located around the world, many of which have the potential to pay dividends. The fund invests, on a global basis, in common stocks that are denominated in U.S. dollars or other currencies. Under normal market circumstances the fund will invest a significant portion of its assets in a number of countries outside the United States, including in developing countries.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.